CONDENSED CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Net revenue
Fund management - related party	$ 5,701,384	$ 6,149,415	$ 11,358,411	$ 13,185,716	$ 25,169,182	$ 15,459,061
Net revenue	9,445,116	9,961,822	19,173,990	20,707,880	39,904,448	26,748,988
Cost of revenue	2,417,798	2,378,024	5,068,538	4,781,584	9,290,616	6,483,171
Gross profit	7,027,318	7,583,798	14,105,452	15,926,296	30,613,832	20,265,817
Operating expense
General and administrative expense	1,198,209	1,641,196	3,317,711	3,555,259	7,140,870	4,447,563
Fund operations	1,102,237	799,658	2,203,853	1,702,498	3,658,593	3,176,214
Marketing and advertising	690,831	742,529	1,409,486	1,540,351	2,952,295	2,601,104
Depreciation and amortization	133,191	177,225	287,849	343,124	599,979	601,826
Salaries and compensation	2,576,285	2,485,357	4,707,440	4,181,577	8,843,618	7,523,083
Legal settlement			2,500,000
Total operating expenses	5,700,753	5,845,965	14,426,339	11,322,809	23,195,355	18,349,790
Income from operations	1,326,565	1,737,833	(320,887)	4,603,487	7,418,477	1,916,027
Other income:
Interest and dividend income	6,088	6,799	13,484	15,442	28,823	96,186
Interest expense	(10,085)	(10,141)	(20,285)	(20,225)	(40,375)	(41,100)
Other income, net	(214,981)	55,695	(206,973)	176,638	227,976	365,250
Total other income, net	(218,978)	52,353	(213,774)	171,855	216,424	420,336
Income before income taxes	1,107,587	1,790,186	(534,661)	4,775,342	7,634,901	2,336,363
Provision of income taxes	(84,252)	(438,398)	(322,997)	(1,204,120)	(1,785,458)	(562,962)
Net income	$ 1,023,335	$ 1,351,788	$ (857,658)	$ 3,571,222	$ 5,849,443	$ 1,773,401
Weighted average shares of common stock
Basic and diluted	38,473,159	38,473,159	38,473,159	38,473,159	38,473,159	38,451,164
Net income per share
Basic and diluted	$ 0.03	$ 0.04	$ (0.02)	$ 0.09	$ 0.15	$ 0.05
Food products
Net revenue
Net revenue	$ 2,108,257	$ 2,134,402	$ 4,468,402	$ 4,191,974	$ 8,263,267	$ 4,745,821
Security Systems [Member]
Net revenue
Net revenue	642,623	617,780	1,333,253	1,297,222	2,715,487	2,660,153
Beauty Products and Other [Member]
Net revenue
Net revenue	$ 992,852	$ 1,060,225	$ 2,013,924	$ 2,032,968	$ 3,756,512	$ 3,883,953